Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Reserves	£ (2,856)	£ (4,461)
Securities held by the Group	£ (29)	(4)	£ 9
Repurchase of treasury shares (in shares)	377
Repurchase of shares	£ (700)
Currency translation reserve
Disclosure of reserves within equity [line items]
Reserves	(2,376)	(2,871)
Movements	495
Fair value through other comprehensive income reserve | Absa Group Limited
Disclosure of reserves within equity [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(325)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Reserves	245	(5)
Movements	(250)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	199
Tax	168
Reversal of impairment loss recognised in other comprehensive income	8
Fair value through other comprehensive income reserve | Loans to government
Disclosure of reserves within equity [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	114
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Reserves	(664)	(1,575)
Movements	911
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	902
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	287
Tax	282
Own credit reserve
Disclosure of reserves within equity [line items]
Reserves	1,001	954
Movements	47
Tax	115
Gains (losses) on change in value of foreign currency basis spreads, before tax	(266)
Securities held by the Group	100
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Reserves	(1,062)	£ (964)
Movements	94
Treasury shares
Disclosure of reserves within equity [line items]
Movements	£ 4